Portfolio Market Risk Measures (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
MarketRisk [Line Items]
Total VaR (one-day measure)	$ 35.7
Stressed Value-at-Risk (one-day)	74.3
Incremental Risk Capital Charge (one-year)	293.1
Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	28.5	$ 22.5	$ 33.8
Stressed Value-at-Risk (one-day)	69.3	51.2	33.4
Incremental Risk Capital Charge (one-year)	326.3	339.0	356.6
High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	37.2
Stressed Value-at-Risk (one-day)	84.3
Incremental Risk Capital Charge (one-year)	418.8
Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	21.8
Stressed Value-at-Risk (one-day)	55.7
Incremental Risk Capital Charge (one-year)	233.4
Interest rate risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	20.4
Interest rate risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	17.4	10.6	21.2
Interest rate risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	25.3
Interest rate risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	9.8
Credit risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	17.2
Credit risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	12.0	6.7	24.6
Credit risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	17.2
Credit risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	8.0
Equity price risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	15.3
Equity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	11.1	8.5	10.1
Equity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	15.3
Equity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	8.5
Currency risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	0.8
Currency risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	1.2	1.2	3.0
Currency risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	2.5
Currency risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	0.6
Commodity price risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	4.3
Commodity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	4.8	4.2	6.3
Commodity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	5.9
Commodity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	3.0
Idiosyncratic debt specific risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	27.7
Idiosyncratic debt specific risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	22.4	18.2	30.8
Idiosyncratic debt specific risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	28.4
Idiosyncratic debt specific risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	17.8
Risk diversification effect [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	(50.0)
Risk diversification effect [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	$ (40.4)	$ (26.9)	$ (62.2)